Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 197,590	$ 163,804
Initial recognition	62,980	19,893
Ending balance	385,695	197,590
Available-for-Sale Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	123,029	69,873
Transfer to level 1 fair value measurements	(32,644)
Transfer from level 2 fair value measurements		31,505
Initial recognition	0	0
Unrealized gain	43,512	21,651
Ending balance	$ 133,897	$ 123,029